Commitments and Contingencies - Debt Obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Expected repayment amount of debt obligation
1 – 12 months	¥ 1,840,107
Total debt obligations	1,840,107
Interest payments
Total interest payments	295,116
Purchase obligations
1 – 12 months	826,839
Total	826,839
Commitment to Purchase Delinquent Loans
Purchase obligations
1 – 12 months	826,839
Total	826,839
Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	3,348,485
13 – 24 months	744,864
Total debt obligations	4,093,349
Interest payments
1 – 12 months	247,104
13 – 24 months	48,012
Total interest payments	295,116
Short-term Borrowings
Expected repayment amount of debt obligation
1 – 12 months	1,799,741
Total debt obligations	1,799,741
Interest payments
1 – 12 months	40,366
Total interest payments	40,366
Convertible Notes
Expected repayment amount of debt obligation
1 – 12 months	38,254
13 – 24 months	1,949,370
Interest payments
1 – 12 months	38,254
13 – 24 months	36,660
Total interest payments	74,914
Convertible notes	1,912,710	¥ 1,957,500
Total convertible notes	1,987,624
Liabilities to Funding Partners | Funding Debts Obligations
Expected repayment amount of debt obligation
1 – 12 months	3,101,381
13 – 24 months	696,852
Total debt obligations	¥ 3,798,233